UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin E. Wolf, Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2735

Date of fiscal year end:	12/31

Date of reporting period:	6/30/26

Item 1. Reports to Stockholders.

(a)

Al Frank Fund

Class R (VALAX)

Semi-Annual Shareholder Report - June 30, 2026

Fund Overview

This semi-annual shareholder report contains important information about Al Frank Fund for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Fund at www.alfrankfunds.com. You can also request this information by contacting us at 1-888-263-6443. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$69	1.24%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$89,169,328
  Number of Portfolio Holdings69
  Advisory Fee (net of waivers)$342,963
  Portfolio Turnover5%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	92.9%
Money Market Funds	7.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
30.9%
Financials
18.2%
Industrials
14.3%
Health Care
9.9%
Money Market Funds
7.2%
Media
6.0%
Energy
4.8%
Consumer Discretionary
4.6%
Materials
2.3%
Real Estate
2.2%
Consumer Staples
1.5%
Liabilities in Excess of Other Assets
-1.9%

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-1.9%
Consumer Staples	1.5%
Real Estate	2.2%
Materials	2.3%
Consumer Discretionary	4.6%
Energy	4.8%
Media	6.0%
Money Market Funds	7.2%
Health Care	9.9%
Industrials	14.3%
Financials	18.2%
Technology	30.9%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Fidelity Government Portfolio, Class I	4.8%
Lam Research Corporation	3.9%
Seagate Technology Holdings PLC	3.2%
Corning, Inc.	3.2%
Intel Corporation	3.1%
Cummins, Inc.	2.8%
Alphabet, Inc., Class C	2.8%
JPMorgan Chase & Company	2.6%
Cohu, Inc.	2.5%
MSILF Treasury Portfolio, Institutional Class	2.4%

Material Fund Changes

This is a summary of certain changes to the Fund since January 1, 2026. For more complete information, you may review the Fund's prospectus, at www.alfrankfunds.com or upon request at 888-263-6443.

On January 1, 2026, Focus Partners Wealth, LLC ( “Focus”) became the investment adviser to the Fund pursuant to an interim advisory agreement as a result of the merger of Kovitz Investment Group Partners, LLC (“Kovitz”), the Fund’s former adviser, into Focus. At a shareholder meeting on May 21, 2026, shareholders approved a new investment advisory agreement with Focus.

Effective April 27, 2026, Robert Schundler replaced John Buckingham and Jason Clark as the portfolio manager of the Fund.

Al Frank Fund - Class R (VALAX)

Semi-Annual Shareholder Report - June 30, 2026

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.alfrankfunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 063026-VALAX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)       Long Form Financial Statements

2026

Semi-Annual Financial Statements & Additional Information

AL FRANK FUND

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares		Fair Value
	COMMON STOCKS — 94.7%
	CONSUMER DISCRETIONARY — 4.6%
	APPAREL & TEXTILE PRODUCTS - 0.4%
4,000	Deckers Outdoor Corporation(a)	$397,160

	AUTOMOTIVE - 1.9%
22,500	General Motors Company	1,734,300

	E-COMMERCE DISCRETIONARY - 1.1%
4,000	Amazon.com, Inc.(a)	953,360

	RETAIL - DISCRETIONARY - 1.2%
24,000	American Eagle Outfitters, Inc.	412,800
5,000	Target Corporation	653,050
		1,065,850

	TOTAL CONSUMER DISCRETIONARY (Cost $2,436,967)	4,150,670

	CONSUMER STAPLES — 1.5%
	FOOD - 0.6%
9,650	Tyson Foods, Inc., Class A	552,463

	WHOLESALE - CONSUMER STAPLES - 0.9%
10,750	Archer-Daniels-Midland Company	821,300

	TOTAL CONSUMER STAPLES (Cost $305,174)	1,373,763

	ENERGY — 4.8%
	OIL & GAS PRODUCERS - 4.8%
11,500	EOG Resources, Inc.	1,491,895
11,000	Exxon Mobil Corporation	1,503,920
16,000	TotalEnergies S.E.	1,244,160
	TOTAL ENERGY (Cost $2,210,935)	4,239,975

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares		Fair Value
	FINANCIALS — 18.2%
	BANKING - 9.3%
28,000	Bank of America Corporation	$1,595,440
32,000	Fifth Third Bancorp	1,803,840
7,000	JPMorgan Chase & Company	2,291,310
6,000	PNC Financial Services Group, Inc. (The)	1,477,320
22,000	Truist Financial Corporation	1,096,040
		8,263,950
	INSTITUTIONAL FINANCIAL SERVICES - 3.9%
2,125	Goldman Sachs Group, Inc. (The)	2,149,161
11,150	Intercontinental Exchange, Inc.	1,372,677
		3,521,838
	INSURANCE - 2.9%
15,500	MetLife, Inc.	1,311,455
11,500	Prudential Financial, Inc.	1,241,195
		2,552,650
	SPECIALTY FINANCE - 1.8%
8,000	Capital One Financial Corporation	1,604,960

	TECHNOLOGY SERVICES - 0.3%
6,500	PayPal Holdings, Inc.	280,670

	TOTAL FINANCIALS (Cost $5,693,476)	16,224,068

	HEALTH CARE — 9.9%
	BIOTECH & PHARMA - 5.6%
3,000	Amgen, Inc.	1,086,360
18,495	Bristol-Myers Squibb Company	1,065,682
5,600	Johnson & Johnson	1,422,232
7,000	Merck & Company, Inc.	899,500
20,000	Pfizer, Inc.	481,600
		4,955,374
	HEALTH CARE FACILITIES & SERVICES - 2.4%
4,300	Cardinal Health, Inc.	1,021,508
11,000	CVS Health Corporation	1,137,950
		2,159,458

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares		Fair Value
	HEALTH CARE — 9.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 1.9%
7,750	Abbott Laboratories	$703,235
7,000	Medtronic PLC	547,610
5,000	Zimmer Biomet Holdings, Inc.	430,450
		1,681,295

	TOTAL HEALTH CARE (Cost $5,052,661)	8,796,127

	INDUSTRIALS — 14.3%
	AEROSPACE & DEFENSE - 1.3%
2,300	Lockheed Martin Corporation, Class B	1,171,758

	ELECTRICAL EQUIPMENT - 1.7%
3,500	Eaton Corporation PLC	1,491,420

	HOME CONSTRUCTION - 0.7%
7,000	Meritage Homes Corporation	586,950

	MACHINERY - 3.3%
1,900	Caterpillar, Inc.	2,023,310
1,452	Deere & Company	921,047
		2,944,357
	RENEWABLE ENERGY - 1.7%
6,500	EnerSys	1,519,830

	TRANSPORTATION & LOGISTICS - 2.8%
3,000	FedEx Corporation	939,390
1,500	Fedex Freight Holding Company, Inc.(a)	226,500
4,250	Norfolk Southern Corporation	1,337,008
		2,502,898

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares		Fair Value
	INDUSTRIALS — 14.3% (Continued)
	TRANSPORTATION EQUIPMENT - 2.8%
3,500	Cummins, Inc.	$2,496,235

	TOTAL INDUSTRIALS (Cost $3,225,852)	12,713,448

	MATERIALS — 2.3%
	CHEMICALS - 1.2%
4,800	Albemarle Corporation	648,144
10,000	Celanese Corporation	460,000
		1,108,144
	METALS & MINING - 1.1%
10,000	Newmont Corporation	934,000

	TOTAL MATERIALS (Cost $944,662)	2,042,144

	MEDIA — 6.0%
	CABLE & SATELLITE - 0.6%
20,000	Comcast Corporation, Class A	491,000

	ENTERTAINMENT CONTENT - 1.0%
9,000	Walt Disney Company (The)	866,250

	INTERNET MEDIA & SERVICES - 3.9%
7,000	Alphabet, Inc., Class C	2,473,310
1,825	Meta Platforms, Inc., Class A	1,028,004
		3,501,314
	TELECOMMUNICATIONS - 0.5%
11,000	Verizon Communications, Inc.	465,740

	TOTAL MEDIA AND COMMUNICATIONS (Cost $1,618,666)	5,324,304

	REAL ESTATE — 2.2%
	DATA CENTER REIT - 1.1%
5,500	Digital Realty Trust, Inc.	987,690

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares		Fair Value
	REAL ESTATE — 2.2% (Continued)
	RETAIL REIT - 1.1%
40,000	Kimco Realty Corporation	$1,014,000

	TOTAL REAL ESTATE (Cost $1,034,875)	2,001,690

	TECHNOLOGY — 30.9%
	RENEWABLE ENERGY - 0.6%
2,300	First Solar, Inc.(a)	542,708

	SEMICONDUCTORS - 10.7%
30,000	Cohu, Inc.(a)	2,217,300
19,515	Intel Corporation(a)	2,724,879
8,000	Lam Research Corporation	3,466,640
6,000	QUALCOMM, Inc.	1,108,740
		9,517,559
	SOFTWARE - 3.4%
30,000	Gen Digital, Inc.	746,700
3,250	Microsoft Corporation	1,212,315
5,300	Oracle Corporation	776,715
2,000	Salesforce, Inc.	313,320
		3,049,050
	TECHNOLOGY HARDWARE - 14.5%
7,100	Apple, Inc.	2,054,456
15,500	Benchmark Electronics, Inc.	1,529,385
18,000	Cisco Systems, Inc.	2,114,280
11,000	Corning, Inc.	2,809,730
10,000	NetApp, Inc.	1,547,600
2,945	Seagate Technology Holdings PLC	2,841,925
		12,897,376
	TECHNOLOGY SERVICES - 1.7%
5,500	International Business Machines Corporation	1,546,655

	TOTAL TECHNOLOGY (Cost $4,903,782)	27,553,348

	TOTAL COMMON STOCKS (Cost $27,427,050)	84,419,537

See accompanying notes to financial statements.

AL FRANK FUND
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
June 30, 2026

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.2%
	MONEY MARKET FUNDS - 7.2%
4,268,599	Fidelity Government Portfolio, Class I, 3.53%(b)	$4,268,599
2,156,863	MSILF Treasury Portfolio, Institutional Class, 3.51%(b)	2,156,863
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,425,462)	6,425,462

	TOTAL INVESTMENTS - 101.9% (Cost $33,852,512)	$90,844,999
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.9)%	(1,675,671)
	NET ASSETS - 100.0%	$89,169,328

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2026.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2026

ASSETS
Investment securities:
At cost	$33,852,512
At value	$90,844,999
Dividends and interest receivable	78,482
Prepaid expenses & other assets	12,946
TOTAL ASSETS	90,936,427

LIABILITIES
Payable for investments purchased	1,382,460
Payable for Fund shares redeemed	73,353
Investment advisory fees payable	289,930
Payable to Related Parties	2,003
Accrued expenses and other liabilities	19,353
TOTAL LIABILITIES	1,767,099
NET ASSETS	$89,169,328

Net Assets Consist Of:
Paid in capital	$25,887,946
Accumulated earnings	63,281,382
NET ASSETS	$89,169,328

Net Asset Value Per Share:
Advisor Class Shares:
Net Assets	$89,169,328
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,433,797
Net asset value (Net Assets ÷ Shares Outstanding), offering price, and redemption price per share (a)	$36.64

(a)	Redemptions of shares held 60 days or less may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2026

INVESTMENT INCOME
Dividends *	$735,390
Interest	70,574
TOTAL INVESTMENT INCOME	805,964

EXPENSES
Investment advisory fees	405,708
Third party administrative servicing fees	24,701
Administration fees	23,679
Registration fees	21,911
Fund accounting fees	20,338
Transfer agent fees	19,741
Audit fees	16,233
Compliance officer fees	12,287
Trustees’ fees	6,102
Shareholder reporting expense	5,064
Insurance expense	4,084
Custody fees	2,378
Legal fees	1,149
Other expenses	2,935
TOTAL EXPENSES	566,310
Less: Fees waived by the Adviser	(62,745)

NET EXPENSES	503,565
NET INVESTMENT INCOME	302,399

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments and foreign currency translations	6,018,355
Net change in unrealized appreciation on investments	12,231,025

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	18,249,380

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,551,779

*	Includes withholding tax of $4,945.

See accompanying notes to financial statements.

Al Frank Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended	For the
	June 30, 2026	Year Ended
	(Unaudited)	December 31, 2025

FROM OPERATIONS
Net investment income	$302,399	$770,668
Net realized gain from investments	6,018,355	4,584,292
Net change in unrealized appreciation on investments	12,231,025	9,179,976
Net increase in net assets resulting from operations	18,551,779	14,534,936

DISTRIBUTIONS TO SHAREHOLDERS
Advisor Class	—	(5,992,695)
Net decrease in net assets from distributions to shareholders	—	(5,992,695)

FROM SHARES OF BENEFICIAL INTEREST
Advisor Class:
Proceeds from shares sold	3,024,628	195,102
Net asset value of shares issued in reinvestment of distributions	—	5,917,597
Payments for shares redeemed	(6,839,575)	(7,498,220)
Redemption fee proceeds	555	120
Net decrease in net assets from shares of beneficial interest	(3,814,392)	(1,385,401)

TOTAL INCREASE IN NET ASSETS	14,737,387	7,156,840

NET ASSETS
Beginning of Year/Period	74,431,941	67,275,101
End of Year/Period	$89,169,328	$74,431,941

SHARE ACTIVITY - ADVISOR CLASS
Shares sold	86,412	7,384
Shares reinvested	—	203,634
Shares redeemed	(199,287)	(279,557)
Net decrease in shares of beneficial interest outstanding	(112,875)	(68,539)

See accompanying notes to financial statements.

Al Frank Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Advisor Class
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30, 2026		December 31,	December 31,	December 31,	December 31,	December 31,
	(Unaudited)		2025	2024	2023	2022	2021
Net asset value, beginning of year/period	$29.23		$25.72	$24.92	$23.23	$29.12	$24.92
Activity from investment operations:
Net investment income (1)	0.12		0.31	0.34	0.38	0.37	0.24
Net realized and unrealized gain/(loss) on investments	7. 29		5.73	3.12	2.80	(4.26)	5.95
Total from investment operations	7.41		6.04	3.46	3.18	(3.89)	6.19
Less distributions from:
Net investment income	—		(0.32)	(0.37)	(0.40)	(0.35)	(0.26)
Net realized gain on investments	—		(2.21)	(2.29)	(1.09)	(1.65)	(1.73)
Total distributions	—		(2.53)	(2.66)	(1.49)	(2.00)	(1.99)
Paid in capital from redemption fees (1)(4)	0.00		0.00	0.00	0.00	0.00	0.00
Net asset value, end of year/period	$36.64		$29.23	$25.72	$24.92	$23.23	$29.12
Total return (2)	25.35	%(6)	23.54%	13.34%	14.06%	(13.49)%	24.98%
Net assets, at end of year/period (000s)	$89,169		$74,432	$67,275	$67,085	$64,610 (5)	$6,421
Ratio of gross expenses to average net assets (3)	1.39	%(7)	1.48%	1.47%	1.47%	1.38%	1.42%
Ratio of net expenses to average net assets	1.24	%(7)	1.24%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets	0.74	%(7)	1.14%	1.25%	1.58%	1.45%	0.83%
Portfolio turnover rate	4.92	%(6)	4.80%	1.65%	1.59%	2.67%	5.10%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total returns shown exclude the effect of applicable redemption fees. Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Amount represents less than $0.005 per share.

(5)	Reflects increase in net assets due to the conversion of Investor Class Shares to Advisor Class Shares on April 7, 2022.

(6)	Not annualized.

(7)	Annualized for periods less than one full year.

See accompanying notes to financial statements.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2026 (Unaudited)

NOTE 1 - ORGANIZATION

The Al Frank Fund (the “Fund”) is a diversified series of Northern Lights Fund Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The investment objective of the Al Frank Fund is long-term capital appreciation. The Al Frank Fund Advisor Class commenced operations on April 30, 2006. Advisor Class Shares are offered at net asset value without the imposition of any sales charge. Effective at the close of business on April 7, 2022, all outstanding Investor Class shares of the Fund were converted to Advisor Class shares of the Fund and Investor Class shares of the Fund were no longer offered for sale to new investors. Investor Class shares had commenced operations on January 2, 1998.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

A.	Segment Reporting - An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Principal Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement - The Fund adopted the FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

B.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

C.	Federal Income Taxes: It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income taxes has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended December 31, 2022, to December 31, 2024 or expected to be taken in the Fund’s December 31, 2025 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Ohio. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2026 (Unaudited)(Continued)

D.	Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Non-cash dividends are included in dividend income on the ex-dividend date at the fair market value of the shares received.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expenses, realized and unrealized gains and losses are incurred. The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

E.	Redemption Fees: The Fund charges a 2% redemption fee to shareholders who redeem shares held for 60 days or less. Such fees are retained by the Fund and accounted for as an addition to paid-in capital. For the six months ended June 30, 2026, the Al Frank Fund assessed $555 in redemption fees.

F.	Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative size of the fund in the Trust.

G.	Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

NOTE 3 - SECURITIES VALUATION

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Investments in open-end investment companies are valued at net asset value. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2026 (Unaudited)(Continued)

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2026 (Unaudited)(Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2026 for the Fund’s assets measured at fair value:

Al Frank Fund
Common Stocks	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$4,150,670	$—	$—	$4,150,670
Consumer Staples	1,373,763	—	—	1,373,763
Energy	4,239,975	—	—	4,239,975
Financials	16,224,068	—	—	16,224,068
Health Care	8,796,127	—	—	8,796,127
Industrials	12,713,448	—	—	12,713,448
Materials	2,042,144	—	—	2,042,144
Media & Communications	5,324,304	—	—	5,324,304
Real Estate & REITS	2,001,690	—	—	2,001,690
Technology	27,553,348	—	—	27,553,348
Total Common Stocks	84,419,537	—	—	84,419,537
Short-Term Investment
Money Market Fund	6,425,462	—	—	6,425,462
Total Short-Term Investment	6,425,462	—	—	6,425,462
Total Investments	$90,844,999	$—	$—	$90,844,999

 There were no Level 3 securities held in the Fund during the six months ended June 30, 2026.

The Fund invested a significant percentage of assets in equity securities of companies that the Adviser believes are participating in and benefitting from technologies, innovations, technology themes, or technology trends. The types of companies represented in the Fund’s portfolio include, but are not limited to, companies falling within the information technology sector. Because of its concentration in this sector, the Fund’s investment performance will be closely tied to many factors which affect those companies. As a result, the Fund’s net asset value is more likely to have greater fluctuations than that of a fund which invests in other sectors.

NOTE 4 - INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Focus Partners Wealth, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an investment advisory agreement with the Fund (the “Advisory Agreement”), the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets (“Advisory Fees”).

For the six months ended June 30, 2026, the Adviser earned $405,708 in Advisory Fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2028, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs, (such as interest and dividend expense on securities sold short) taxes and extraordinary expenses such as litigation) do not exceed 1.24% of the Fund’s average net assets for Advisor Class shares. Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, only if (i) the reimbursement for fees and expenses is made within three years from the date the fees and expenses were initially waived or reimbursed and (ii) the aggregate amount actually paid by the Fund toward the operating expenses (taking into account the reimbursement) would not cause the Fund to exceed the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower. Any such reimbursement is also contingent upon the Board’s review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2026, the Adviser waived its fees in the amount of $62,745.

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2026 (Unaudited)(Continued)

Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire by the dates as follows:

12/31/2026*	12/31/2027*	12/31/2028*
$ 146,969	$ 159,025	$ 159,595

*	Waived or reimbursed by the Fund’s prior adviser, Kovitz investment Group Partners, LLC (“Kovitz”). Kovitz merged into the Adviser, an affiliate of Kovitz, on December 31, 2025.

During the year ended December 31, 2025, $129,083 of previously waived fees expired unrecouped.

Distributor - The distributor for the Fund is Northern Lights Distributors LLC (the “Distributor”) and acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Fund did not pay any fees for distribution related services.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) - an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) - an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

The Trust engages an insurance broker affiliated with UFS for the purposes of assisting the Trust in obtaining its insurance policies.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2026, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Fund was $3,840,645 and $10,612,041, respectively.

NOTE 6 - AGGREGATE UNREALIZED APPRECIATION & DEPRECIATION – TAX BASIS

Cost for Federal Tax purposes	$33,884,371

Unrealized Appreciation	$57,704,265
Unrealized Depreciation	(743,637)
Tax Net Unrealized Appreciation	$56,960,628

Al Frank Fund
NOTES TO FINANCIAL STATEMENTS at June 30, 2026 (Unaudited)(Continued)

NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of portfolio distributions paid for the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	December 31, 2025	December 31, 2024
Ordinary Income	$764,899	$864,881
Long-Term Capital Gain	5,227,796	5,530,950
Return of Capital	—	—
	$5,992,695	$6,395,831

As of December 31, 2025, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$—	$—	$—	$44,729,603	$44,729,603

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and C-Corporation return of capital distributions.

During the fiscal period ended December 31, 2025, the Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primary attributable to adjustments for prior year tax returns, and use of tax equalization credits, resulted in reclassifications for the Fund for the fiscal year ended December 31, 2025, as follows:

Paid In	Distributable
Capital	Earnings
$26,056	$(26,056)

NOTE 8 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, Charles Schwab and Co. held approximately 34.1% of the voting securities of the Fund.

NOTE 9 – SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Al Frank Fund
ADDITIONAL INFORMATION at June 30, 2026 (Unaudited)

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

At a Special Meeting of Shareholders of the Northern Lights Funds trust II (the “Trust”), held at the offices of Ultimus Fund Solutions, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on May 21, 2026, Trust shareholders of record voted to approve a new investment advisory agreement between the Trust and Focus Partners Wealth, LLC, on behalf of the Al Frank Fund (the “Fund”).

At the close of business January 15, 2026, the record date for the Special Meeting of Shareholders, there were outstanding 2,548,705 shares of beneficial interest of the Fund. Accordingly, shares represented in person and by proxy at the Special Meeting of Shareholders equaled 51.41% of the outstanding shares of the Fund. Therefore, a quorum was present for the Fund.

With respect to approval of the proposed investment advisory agreement the following votes were cast:

Shares Voted in Favor:	1,221,323
Shares Voted Against:	18,562
Abstentions:	70,313

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable

Advisor

Focus Partners Wealth, LLC

190 Carondelet Plaza, Suite 600

St. Louis, MO 63105

alfrankfunds.com

Distributor

Northern Lights Distributors, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

Transfer Agent

Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

If you have any questions or need help with your account, call our customer service team at:

888.263.6443

The Al Frank Fund’s web site contains resources for both current and potential shareholders, including:

●	Performance through the most recent quarter and month-end

●	Applications, including new account forms, IRA and IRA transfer forms

●	Electronic copies of the Prospectus, Annual Report and Semi-Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please refer to the prospectus for important information about the investment company, including investment objectives, risks, charges and expenses.

Small company investing involves greater volatility, limited liquidity and other risks.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/4/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	9/4/26

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	9/4/26